Debt - Schedule of Loss on Extinguishment of Debt (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Extinguishment of Debt [Line Items]
Gain (loss) on extinguishment of debt	$ (0.3)	$ 0.0	$ (1.8)	$ 0.0	$ (1.3)	$ (1.3)	$ (3.4)
Production Loan Prepayment
Extinguishment of Debt [Line Items]
Gain (loss) on extinguishment of debt					(1.3)	0.0	0.0
Term Loan A
Extinguishment of Debt [Line Items]
Gain (loss) on extinguishment of debt					0.0	(1.3)	0.0
Revolving Credit Facility And Term Loan A
Extinguishment of Debt [Line Items]
Gain (loss) on extinguishment of debt					0.0	0.0	(1.7)
Revolving Credit Facility
Extinguishment of Debt [Line Items]
Gain (loss) on extinguishment of debt					0.0	0.0	(1.1)
Term Loan B
Extinguishment of Debt [Line Items]
Gain (loss) on extinguishment of debt					$ 0.0	$ 0.0	$ (0.6)